BORROWINGS - Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
BORROWINGS
Current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	¥ 289,941	$ 42,037	¥ 230,805
Other long-term borrowings, current portion	194,079	28,139	153,353
Borrowings, current portion, Total	484,020	70,176	384,158
Long-term bank borrowings, non-current portion	2,694,249	390,629	1,891,797
Other long-term borrowings, non-current portion	355,607	51,559	323,218
Total borrowings	¥ 3,533,876	$ 512,364	¥ 2,599,173